Summary of Significant Accounting Policies (Details 2) (USD $)	9 Months Ended
Sep. 30, 2012
Assumptions used to calculate fair value of common stock warrant liability using Monte-Carlo simulation on a Black-Scholes lattice model
Stock Price (in dollars per share)	$ 5.00
Common stock warrant | PWERM
Assumptions used to calculate fair value of common stock warrant liability using Monte-Carlo simulation on a Black-Scholes lattice model
Volatility (as a percent)	80.00%
Stock Price (in dollars per share)	$ 11.55
Dividend Yield (as a percent)	0.00%
Common stock warrant | PWERM | Minimum
Assumptions used to calculate fair value of common stock warrant liability using Monte-Carlo simulation on a Black-Scholes lattice model
Exercise Price (in dollars per share)	$ 4
Term	8 years 3 months 18 days
Risk-Free Rate (as a percent)	1.40%
Common stock warrant | PWERM | Maximum
Assumptions used to calculate fair value of common stock warrant liability using Monte-Carlo simulation on a Black-Scholes lattice model
Exercise Price (in dollars per share)	$ 5
Term	9 years 3 months 18 days
Risk-Free Rate (as a percent)	1.50%